PGIM Corporate Bond Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.0%
Commercial Mortgage-Backed Securities 5.7%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$179,127
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	179,315
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	223,887
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	273	252,298
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	137	126,076
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	75	71,761
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	91,588
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	184	169,119
Series 2016-C31, Class A4	2.840	11/15/49	283	254,567

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	178,580

Total Commercial Mortgage-Backed Securities (cost $1,901,436)				1,726,318
Corporate Bonds 90.0%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	30	25,001
Sr. Unsec’d. Notes	5.805	05/01/50	80	68,742
Sr. Unsec’d. Notes	5.930	05/01/60	100	84,585

Lockheed Martin Corp., Sr. Unsec’d. Notes	4.300	06/15/62	65	51,968
				230,296
Agriculture 1.6%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	150	91,406
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	50	36,253
Gtd. Notes	4.700	04/02/27	200	186,181

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668%	03/25/26	100	$85,948
Gtd. Notes	4.448	03/16/28	100	88,603
				488,391
Airlines 1.1%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.500	10/20/25	55	53,598
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	230	224,258
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	36,598
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	21,463
				335,917
Auto Manufacturers 3.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.350	11/01/22	265	265,000
Sr. Unsec’d. Notes	4.950	05/28/27	200	183,229
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	135	106,831
Sr. Unsec’d. Notes	6.125	10/01/25	200	199,219

General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	150	144,258
Stellantis Finance US, Inc., Gtd. Notes, 144A	2.691	09/15/31	205	145,921
				1,044,458
Auto Parts & Equipment 0.7%
Aptiv PLC/Aptiv Corp., Gtd. Notes	3.250	03/01/32	35	27,920
BorgWarner, Inc., Sr. Unsec’d. Notes, 144A	5.000	10/01/25	200	194,772
				222,692

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 23.1%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.800%	02/23/28	200	$169,663
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	45	33,317
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	320	241,656
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	305	226,283
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	75	60,690
Sr. Unsec’d. Notes, MTN	2.676(ff)	06/19/41	250	158,486
Sr. Unsec’d. Notes, MTN	3.384(ff)	04/02/26	130	122,082
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	100	91,426
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	218,037

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	200	155,119
BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.375	01/14/25	250	229,217
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	25	20,032
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	55	41,918
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	267,250
Sub. Notes	4.300	11/20/26	200	188,725
Sub. Notes	4.450	09/29/27	100	93,178
Sub. Notes	4.600	03/09/26	300	287,959

Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	255	214,775
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	197,749
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	1.447(ff)	04/01/25	160	145,743
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	150	142,246
Sr. Unsec’d. Notes	3.950	02/27/23	100	99,182
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.948(ff)	10/21/27	145	123,217
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	65	47,434
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	17,745
Sub. Notes	5.150	05/22/45	150	121,950

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.589(ff)	05/24/27	200	163,979
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	220,039
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	118,314

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.525%(ff)	11/19/41	110	$67,805
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	68,011
Sr. Unsec’d. Notes	3.328(ff)	04/22/52	55	35,594
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	73,900
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	75	55,008
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	318,952
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	382,111
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	225	205,162
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	235	184,950
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	200	166,710
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	200	183,449

State Street Corp., Sr. Unsec’d. Notes	2.203(ff)	02/07/28	165	143,143
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.125	09/24/25	200	188,510
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	240	205,050
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	327,077
Sr. Unsec’d. Notes, MTN	3.526(ff)	03/24/28	135	121,707
				6,944,550
Beverages 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	240	208,210
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	110	103,791
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750	07/15/26	100	88,900
Constellation Brands, Inc.,
Gtd. Notes	5.250	11/15/48	50	42,907
Sr. Unsec’d. Notes	2.875	05/01/30	80	66,163
				509,971

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.000%	01/15/52	55	$33,910
Building Materials 0.6%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	54	40,613
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	15	11,531
Sr. Unsec’d. Notes	4.250	12/15/47	50	37,185

Owens Corning, Sr. Unsec’d. Notes	4.300	07/15/47	100	71,366
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	40	34,059
				194,754
Chemicals 0.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.800	05/15/49	55	43,395
Huntsman International LLC, Sr. Unsec’d. Notes	2.950	06/15/31	75	56,026
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	145	96,525
Westlake Corp., Sr. Unsec’d. Notes	2.875	08/15/41	15	9,284
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	35,895
				241,125
Commercial Services 0.9%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	38,631
Equifax, Inc., Sr. Unsec’d. Notes	2.350	09/15/31	110	81,515

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116	100	$66,147
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	160	96,311
				282,604
Computers 0.9%
Apple, Inc., Sr. Unsec’d. Notes	4.100	08/08/62	115	89,448
Fortinet, Inc., Sr. Unsec’d. Notes	2.200	03/15/31	175	131,902
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	35	25,770
Gtd. Notes	4.375	05/15/30	30	26,254
				273,374
Diversified Financial Services 1.1%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	39,046
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	170	120,652
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.172	07/14/28	200	157,801
				317,499
Electric 8.6%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.450	05/15/51	115	74,860
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	85,242
Consumers Energy Co., First Mortgage	4.200	09/01/52	65	51,791
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	150	125,363
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	56,353

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Carolinas LLC, First Mortgage	3.450%	04/15/51	90	$61,422
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	200	184,489
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	91,075
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	150	119,105
Liberty Utilities Finance GP1, Gtd. Notes, 144A	2.050	09/15/30	230	169,682
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	15,238
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	107,198
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.250	06/01/30	22	17,468
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	30,853
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	100	64,977
First Mortgage	4.000	12/01/46	100	63,618

PPL Electric Utilities Corp., First Mortgage	4.750	07/15/43	100	85,751
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000	10/30/31	190	199,890
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	56,365
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	53	39,415
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	376,879
Puget Sound Energy, Inc., First Mortgage	2.893	09/15/51	20	11,951
San Diego Gas & Electric Co.,
First Mortgage	4.300	04/01/42	75	58,218
Sr. Sec’d. Notes, Series VVV	1.700	10/01/30	100	76,486

Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	178,786

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550%	07/15/24	150	$142,910
Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	40,339
				2,585,724
Electronics 0.3%
Amphenol Corp., Sr. Unsec’d. Notes	2.200	09/15/31	100	76,460
Engineering & Construction 0.4%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	127,000
Entertainment 0.6%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42	20	14,623
Gtd. Notes, 144A	5.141	03/15/52	215	150,517
Gtd. Notes, 144A	5.391	03/15/62	10	6,973
				172,113
Environmental Control 0.3%
Waste Connections, Inc., Sr. Unsec’d. Notes	2.200	01/15/32	100	77,065
Foods 1.4%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.000	02/02/29	35	28,388
Gtd. Notes, 144A	3.000	05/15/32	55	40,593

Kraft Heinz Foods Co., Gtd. Notes	5.000	07/15/35	37	34,126
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	25	21,023
Mondelez International, Inc., Sr. Unsec’d. Notes	2.625	03/17/27	130	115,806

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.625%	09/13/31	205	$145,361
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100	09/28/48	50	43,850
				429,147
Healthcare-Services 3.1%
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	17,544
Elevance Health, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	84,757
HCA, Inc.,
Gtd. Notes	5.000	03/15/24	100	99,147
Gtd. Notes	5.250	06/15/49	50	40,410
Gtd. Notes	5.500	06/15/47	25	20,937
Gtd. Notes, 144A	3.125	03/15/27	130	115,132

Mayo Clinic, Unsec’d. Notes	3.774	11/15/43	85	63,707
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	35	22,752
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	55	35,039
Presbyterian Healthcare Services, Unsec’d. Notes	4.875	08/01/52	75	65,325
Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	100	59,839
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	103,520
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.900	05/15/50	130	83,092
Sr. Unsec’d. Notes	3.050	05/15/41	80	56,669
Sr. Unsec’d. Notes	4.750	05/15/52	45	39,381
Sr. Unsec’d. Notes	5.875	02/15/53	40	40,874
				948,125
Housewares 0.3%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	97,032

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 2.2%
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	50	$40,580
Berkshire Hathaway Finance Corp., Gtd. Notes	3.850	03/15/52	190	139,677
Chubb INA Holdings, Inc.,
Gtd. Notes	2.850	12/15/51	95	58,200
Gtd. Notes	3.050	12/15/61	55	32,632

CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29	80	70,526
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	3.650	04/05/27	45	40,811
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	60	38,050
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes, 144A	5.625	08/16/32	90	81,500
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	50	41,162
Markel Corp., Sr. Unsec’d. Notes	3.450	05/07/52	140	88,710
MetLife, Inc., Sr. Unsec’d. Notes	5.000	07/15/52	30	26,188
				658,036
Internet 0.1%
Meta Platforms, Inc., Sr. Unsec’d. Notes, 144A	4.650	08/15/62	60	44,394
Iron/Steel 0.1%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.800	12/15/24	20	18,967
Sr. Unsec’d. Notes	3.250	01/15/31	25	20,332
				39,299
Lodging 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	100	100,981

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.1%
Flowserve Corp., Sr. Unsec’d. Notes	2.800%	01/15/32	55	$39,433
Media 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.500	06/01/41	15	9,459
Sr. Sec’d. Notes	3.700	04/01/51	190	113,997
Sr. Sec’d. Notes	6.384	10/23/35	180	164,698

Comcast Corp., Gtd. Notes	5.350	11/15/27	140	140,072
Cox Communications, Inc., Gtd. Notes, 144A	2.950	10/01/50	135	76,598
Discovery Communications LLC, Gtd. Notes	3.950	06/15/25	28	26,461
FactSet Research Systems, Inc., Sr. Unsec’d. Notes	2.900	03/01/27	75	67,035
Paramount Global, Sr. Unsec’d. Notes	5.250	04/01/44	50	36,622
				634,942
Mining 2.7%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	81,973
Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	200	180,421
Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	300	300,589
Newmont Corp., Gtd. Notes	2.800	10/01/29	200	165,341
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.400	02/01/43	100	81,259
				809,583
Miscellaneous Manufacturing 1.0%
Eaton Corp., Gtd. Notes	4.150	03/15/33	90	79,929

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing (cont’d.)
Hillenbrand, Inc., Gtd. Notes	5.000%	09/15/26	100	$94,498
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	57,717
Textron, Inc., Sr. Unsec’d. Notes	2.450	03/15/31	75	57,514
				289,658
Office/Business Equipment 0.5%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500	12/01/24	150	148,397
Xerox Corp., Sr. Unsec’d. Notes	4.625	03/15/23	4	3,979
				152,376
Oil & Gas 2.9%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	3.750	01/15/30	150	127,692
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	10	9,222
Sr. Unsec’d. Notes	6.250	03/15/38	100	95,731
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	80	61,544
Sr. Unsec’d. Notes	5.250	06/15/37	125	109,062
Sr. Unsec’d. Notes	5.400	06/15/47	15	12,741

ConocoPhillips Co., Gtd. Notes	4.300	11/15/44	55	45,352
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	46,040
Diamondback Energy, Inc.,
Gtd. Notes	4.400	03/24/51	45	33,709
Gtd. Notes	6.250	03/15/33	75	75,336

Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31	90	70,515
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	90	80,829

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Petrobras Global Finance BV (Brazil), Gtd. Notes	5.600%	01/03/31	65	$58,838
Petroleos Mexicanos (Mexico), Gtd. Notes	6.350	02/12/48	60	34,429
				861,040
Packaging & Containers 1.5%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	60	48,188
Berry Global, Inc.,
Sr. Sec’d. Notes	0.950	02/15/24	90	84,730
Sr. Sec’d. Notes	1.570	01/15/26	130	112,724

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	63,708
Sealed Air Corp., Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	71,238
Sonoco Products Co., Sr. Unsec’d. Notes	3.125	05/01/30	70	57,789
				438,377
Pharmaceuticals 3.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	95	76,522
Sr. Unsec’d. Notes	4.250	11/21/49	20	15,511
Sr. Unsec’d. Notes	4.400	11/06/42	130	106,447
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.900	03/15/62	35	25,597
Sr. Unsec’d. Notes	4.625	05/15/44	100	86,915
Cigna Corp.,
Gtd. Notes	4.900	12/15/48	150	127,149
Sr. Unsec’d. Notes	2.375	03/15/31	25	19,851
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	100	76,115
Sr. Unsec’d. Notes	2.700	08/21/40	55	35,603
Sr. Unsec’d. Notes	4.780	03/25/38	100	86,709
Sr. Unsec’d. Notes	5.125	07/20/45	100	85,791

Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	27,153

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Utah Acquisition Sub, Inc., Gtd. Notes	3.950%	06/15/26	140	$127,489
Viatris, Inc., Gtd. Notes	3.850	06/22/40	25	15,566
				912,418
Pipelines 7.1%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	100	80,679
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	90	76,713
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	160	150,056
El Paso Natural Gas Co. LLC, Gtd. Notes, 144A	3.500	02/15/32	145	118,453
Energy Transfer LP,
Sr. Unsec’d. Notes	5.400	10/01/47	150	119,129
Sr. Unsec’d. Notes	6.250	04/15/49	60	52,372
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	15	12,833
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	70	56,537
Gtd. Notes	4.850	03/15/44	100	82,104

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	74,570
Kinder Morgan, Inc., Gtd. Notes	3.600	02/15/51	50	32,359
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	60	50,213
Sr. Unsec’d. Notes	4.200	10/03/47	80	56,733

Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	3.900	04/01/24	75	72,167
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	95	74,807
Sr. Unsec’d. Notes	4.000	03/15/28	45	40,734
Sr. Unsec’d. Notes	4.500	07/15/23	110	109,364
Sr. Unsec’d. Notes	4.950	03/14/52	120	92,971
Sr. Unsec’d. Notes	5.200	12/01/47	75	60,001

Northern Natural Gas Co., Sr. Unsec’d. Notes, 144A	3.400	10/16/51	25	15,559

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes	2.200%	09/15/25	150	$135,213
Gtd. Notes	3.100	03/15/30	45	36,408
Gtd. Notes	4.350	03/15/29	2	1,779
Gtd. Notes	4.500	03/15/50	30	20,767
Gtd. Notes	4.950	07/13/47	150	113,869

Targa Resources Corp., Gtd. Notes	4.950	04/15/52	20	15,043
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.950	05/15/50	80	57,288
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.500	02/01/50	10	7,855
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300	03/04/24	200	196,937
Sr. Unsec’d. Notes	4.650	08/15/32	105	94,601
Sr. Unsec’d. Notes	5.300	08/15/52	30	25,312
				2,133,426
Real Estate 0.6%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	180,452
Real Estate Investment Trusts (REITs) 5.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	72,312
Sr. Unsec’d. Notes	4.050	07/01/30	15	12,485
Sr. Unsec’d. Notes	4.125	06/15/26	200	184,275

Broadstone Net Lease LLC, Gtd. Notes	2.600	09/15/31	160	115,575
CubeSmart LP, Gtd. Notes	2.250	12/15/28	50	40,098
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	100	93,712
Gtd. Notes	4.000	01/15/31	170	137,748
Gtd. Notes	5.375	11/01/23	60	59,219

Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.125	12/01/28	75	60,787

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Invitation Homes Operating Partnership LP, Gtd. Notes	2.300%	11/15/28	45	$35,818
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.625	11/15/31	115	82,248
Prologis LP, Sr. Unsec’d. Notes	1.750	02/01/31	100	75,476
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	284,737
Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	85	67,830
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	110	100,444
Welltower, Inc., Sr. Unsec’d. Notes	2.800	06/01/31	100	77,165
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	65	45,062
				1,544,991
Retail 1.5%
Alimentation Couche-Tard, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.800	01/25/50	60	39,155
AutoNation, Inc.,
Sr. Unsec’d. Notes	3.850	03/01/32	90	70,205
Sr. Unsec’d. Notes	4.750	06/01/30	165	142,424

AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	120	88,878
Tractor Supply Co., Sr. Unsec’d. Notes	1.750	11/01/30	160	118,948
				459,610
Semiconductors 2.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	40	36,743
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31	135	101,661
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	231,079

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
Microchip Technology, Inc.,
Gtd. Notes	4.250%	09/01/25	70	$66,749
Sr. Unsec’d. Notes	0.972	02/15/24	240	225,860

NXP BV/NXP Funding LLC/NXP USA, Inc. (China), Gtd. Notes	3.150	05/01/27	75	66,131
				728,223
Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	89,169
Software 0.5%
Broadridge Financial Solutions, Inc., Sr. Unsec’d. Notes	2.600	05/01/31	60	46,699
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	35	22,875
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	60	36,940
Sr. Unsec’d. Notes	3.900	05/15/35	45	34,817
				141,331
Telecommunications 2.9%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	06/01/41	270	190,776
Sr. Unsec’d. Notes	3.550	09/15/55	139	87,978
Sr. Unsec’d. Notes	3.800	12/01/57	20	13,177

Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.300	11/15/30	200	149,613
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes	2.250	11/15/31	160	121,159
Sr. Unsec’d. Notes	3.875	04/15/30	210	185,820

Verizon Communications, Inc., Sr. Unsec’d. Notes	2.650	11/20/40	175	111,077
				859,600

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.5%
FedEx Corp., Gtd. Notes	4.500%	02/01/65	100	$71,456
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	1.750	09/01/26	95	82,619
				154,075
Trucking & Leasing 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	80	69,098
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	90	77,041
				146,139
Water 0.2%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47	100	72,376

Total Corporate Bonds (cost $33,422,348)				27,122,136
Municipal Bonds 0.3%
Michigan 0.2%
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	60	44,749
Texas 0.1%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	50	35,879

Total Municipal Bonds (cost $110,000)				80,628
Sovereign Bond 0.7%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $250,000)	2.659	05/24/31	250	193,625

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 0.3%
U.S. Treasury Bonds	2.875%	05/15/52	70	$54,359
U.S. Treasury Notes	2.750	08/15/32	50	44,774

Total U.S. Treasury Obligations (cost $106,363)				99,133

Total Long-Term Investments (cost $35,790,147)				29,221,840

	Shares
Short-Term Investment 2.0%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $594,823)	594,823	594,823

TOTAL INVESTMENTS 99.0% (cost $36,384,970)		29,816,663
Other assets in excess of liabilities(z) 1.0%		312,668

Net Assets 100.0%		$30,129,331

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Futures contracts outstanding at October 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	2 Year U.S. Treasury Notes	Dec. 2022	$1,635,062	$(31,424)
3	5 Year U.S. Treasury Notes	Dec. 2022	319,781	(3,918)
4	10 Year U.S. Treasury Notes	Dec. 2022	442,375	(6,082)
4	20 Year U.S. Treasury Bonds	Dec. 2022	482,000	(67,006)
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	255,313	(43,909)
				(152,339)
Short Position:
15	10 Year U.S. Ultra Treasury Notes	Dec. 2022	1,739,766	151,543
				$(796)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).